Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Jul. 26, 2021
C000222692
Account Value [Line Items]
Account Value	$ 11,109	$ 11,021	$ 10,959	$ 10,732	$ 10,278	$ 10,062	$ 9,532	$ 9,447	$ 9,183	$ 9,035	$ 9,012	$ 8,941	$ 9,257	$ 9,706	$ 10,000	$ 10,110	$ 10,000
C000222693
Account Value [Line Items]
Account Value	558,985	553,994	551,144	539,222	515,919	504,538	478,146	473,386	460,163	452,758	451,754	447,671	462,984	485,955	500,000	505,500	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,451	9,479	9,379	9,391	8,962	8,958	8,776	8,753	8,847	8,670	8,673	8,858	9,040	9,603	9,951	10,011	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	472,563	473,930	468,955	469,562	448,102	447,914	438,788	437,629	442,327	433,491	433,671	442,914	452,013	480,173	497,555	500,558	500,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	10,960	10,844	10,751	10,634	10,157	9,998	9,567	9,491	9,321	9,161	9,104	9,061	9,304	9,748	10,004	10,080	10,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	$ 548,002	$ 542,209	$ 537,532	$ 531,711	$ 507,850	$ 499,907	$ 478,332	$ 474,541	$ 466,074	$ 458,063	$ 455,187	$ 453,053	$ 465,187	$ 487,407	$ 500,211	$ 504,004	$ 500,000